Supplemental Cash Flow Information - Summary of Supplemental Cash Flow Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Net interest received in cash, included in operations	$ (207)	$ (352)
Cash taxes paid	3,623	5,045
Patent acquisition liability	$ 9,000
Patents [Member]
Patents acquired under deferred financing arrangement		$ 26,482